Loans (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Millions					1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 05, 2021 USD ($)	Dec. 09, 2020 USD ($)	Dec. 09, 2020 ILS (₪)	Jul. 01, 2020 USD ($)	Nov. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2023 ₪ / shares	Feb. 28, 2023 USD ($)	Dec. 31, 2022 ₪ / shares	Dec. 31, 2020 USD ($)
Loans (Details) [Line Items]
Fund received	$ 191,000			$ 150,000
Bear interest, percentage	1.00%			3.75%	9.60%			9.60%
Principal and Interest term	2 years
New loan		$ 6,000,000	₪ 20
Received loan												$ 3,000,000
Additional loan						$ 2,000,000
New lender warrants							$ 1,500,000	$ 1,500,000
Additional funding amount of new lender					$ 1,000,000
Increased value of new lender warrant								1,800,000
Loan balance outstanding							4,249,000	5,016,000
Current maturities							1,220,000	544,000
loan agreement value								$ 2,000,000
Additional deposited							$ 2,000,000
Exchange rate | (per share)							$ 1	$ 1	₪ 3.824		₪ 3.519
Additional funding amount of new lender					$ 1,000,000
Warrant issued							$ 1,800,000
Deposits							$ 2,000,000
New Loan [Member]
Loans (Details) [Line Items]
Bear interest, percentage				3.75%	9.60%		9.60%
Previously Reported [Member]
Loans (Details) [Line Items]
New loan		$ 600,000
Subsequent Event [Member]
Loans (Details) [Line Items]
Additional deposited										$ 2,000,000